Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Current Assets
Cash and cash equivalents	$ 10,353,474	$ 7,287,032
Accounts receivable, net	5,579,564	3,819,437
Notes receivable		17,744
Inventories	867,281	892,767
Advance to suppliers	483,018	154,135
Loan receivable and accrued interest	1,608,000	1,567,500
Deferred cost	530,372	510,617
Amounts due from related parties	463,268	768,341
Prepayments, receivables and other current assets	2,174,229	4,618,740
Total Current Assets	22,059,206	19,636,313
Property, plant and equipment, net	1,462,636	1,574,602
Construction in progress	449,464	328,372
Intangible assets, net	48,198	50,052
Deferred tax assets, net	23,367	112,839
Total Non-current Assets	1,983,665	2,065,865
TOTAL ASSETS	24,042,871	21,702,178
Current Liabilities
Bank loans - current portion	45,757	43,902
Short-term convertible note		6,643,463
Accounts payable	1,358,568	1,941,151
Refund liabilities	104,814	113,611
Advance from customers	217,412	298,042
Accrued expenses and other liabilities	2,458,456	2,237,305
Income tax payable	1,321,448	986,840
Total Current Liabilities	5,506,455	12,264,314
Bank loans - non-current portion	15,213	36,511
Total Non-current Liabilities	15,213	36,511
TOTAL LIABILITIES	5,521,668	12,300,825
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, unlimited shares authorized, 64,057,584 shares issued and 62,057,584 shares outstanding as of September 30, 2020; 38,667,707 shares issued and 34,667,707 shares outstanding as of March 31, 2020)	62,057	34,667
Additional paid-in capital	24,233,773	17,161,346
Retained earnings/(Deficits)	(5,822,742)	(7,204,000)
Accumulated other comprehensive Income/(loss)	48,115	(590,660)
Total Shareholders' Equity	18,521,203	9,401,353
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 24,042,871	$ 21,702,178